Note 5 - Prepaid Expenses and Other Current Assets (10-Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	March 31, 2024	December 31, 2023
Clinical expenses	$952,574	$711,362
Insurance	265,944	436,859
Professional services	21,917	37,917
Dues and memberships	77,599	—
Other	30,645	70,363
Total	$1,348,679	$1,256,501

	December 31,
	2023	2022
Prepaid clinical expenses	$711,362	$-
Insurance	436,859	9,937
Rent	-	2,455
Prepaid professional services	37,917	-
Other	70,363	51,735
Total	$1,256,501	$64,127